Segment reporting by geographic location (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting By Geographic Location [Line Items]
Disclosure Of Geographical Areas Explanatory
For the year ended 31 December 2017
	Total operating income		Total non-current assets
	CHF billion	Share %	CHF billion	Share %
Americas	12.0	41	7.2	44
of which: USA	11.4	39	6.7	41
Asia Pacific	4.7	16	0.8	5
Europe, Middle East and Africa	6.0	21	1.9	12
Switzerland	6.9	24	6.4	40
Global	(0.4)	(1)	0.0	0
Total	29.1	100	16.2	100

For the year ended 31 December 2016
	Total operating income[1]		Total non-current assets
	CHF billion	Share %	CHF billion	Share %
Americas	11.5	41	7.4	47
of which: USA	11.0	39	7.0	44
Asia Pacific	4.2	15	0.7	4
Europe, Middle East and Africa	6.1	22	1.8	11
Switzerland	6.9	24	6.0	38
Global	(0.5)	(2)	0.0	0
Total	28.3	100	15.9	100

For the year ended 31 December 2015
	Total operating income[1]		Total non-current assets
	CHF billion	Share %	CHF billion	Share %
Americas	11.2	37	7.1	47
of which: USA	10.5	34	6.7	44
Asia Pacific	5.1	17	0.5	3
Europe, Middle East and Africa	6.8	22	1.7	11
Switzerland	7.2	24	5.9	39
Global	0.4	1	0.0	0
Total	30.6	100	15.2	100
1 The geographical allocation of Total operating income has been restated to reflect a refinement in the allocation methodology.

UBS AG
Segment Reporting By Geographic Location [Line Items]
Disclosure Of Geographical Areas Explanatory
For the year ended 31 December 2017
	Total operating income		Total non-current assets
	CHF billion	Share %	CHF billion	Share %
Americas	12.0	41	7.2	47
of which: USA	11.4	39	6.7	44
Asia Pacific	4.7	16	0.7	5
Europe, Middle East and Africa	6.0	20	1.6	10
Switzerland	6.9	23	5.9	38
Global	0.0	0	0.0	0
Total	29.5	100	15.4	100

For the year ended 31 December 2016
	Total operating income[1]		Total non-current assets
	CHF billion	Share %	CHF billion	Share %
Americas	11.5	40	7.4	47
of which: USA	11.0	39	7.0	44
Asia Pacific	4.2	15	0.6	4
Europe, Middle East and Africa	6.1	21	1.8	11
Switzerland	6.9	24	6.0	38
Global	(0.3)	(1)	0.0	0
Total	28.4	100	15.8	100

For the year ended 31 December 2015
	Total operating income[1]		Total non-current assets
	CHF billion	Share %	CHF billion	Share %
Americas	11.2	37	7.1	47
of which: USA	10.5	34	6.7	44
Asia Pacific	5.1	17	0.5	3
Europe, Middle East and Africa	6.8	22	1.7	11
Switzerland	7.2	24	5.9	39
Global	0.4	1	0.0	0
Total	30.6	100	15.2	100
1 The geographical allocation of Total operating income has been restated to reflect a refinement in the allocation methodology.